TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
TAXATION
Composition of Income Tax Expense

	For the Year Ended
	December 31,
	2018	2019	2020
Income/(loss) from PRC entities	$73,720	$84,760	$(99,960)
Income/(loss) from non-PRC entities	26,214	7,093	(6,526)
Income/(loss) before income tax expenses	99,934	91,853	(106,486)
Current income tax expense/(benefit)	462	5,480	(1,748)
Deferred tax expense/(benefit)	691	(2,732)	4,094
Income tax expense	$1,153	$2,748	$2,346

Reconciliation of the PRC CIT tax rate to the Group's effective tax rate

	For the Year Ended
	December 31,
	2018	2019	2020
PRC statutory tax rate	25.0%	25.0%	25.0%
Tax differential from statutory rate in other jurisdictions	0.4%	2.6%	(2.6)%
Effect of tax holidays	(5.1)%	(2.3)%	(14.9)%
Permanent book-tax differences (1)	(18.5)%	(25.3)%	25.7%
Tax-exempt income (2)	(7.0)%	(4.6)%	1.1%
Changes in deferred tax asset allowance	6.4%	7.6%	(36.5)%
Effective income tax rate	1.2%	3.0%	(2.2)%

(1) The permanent book-tax differences mainly consisted of R&D expenses super deductions. Under PRC regulations issued in September 2018 that are applicable retroactively beginning January 1, 2018, additional R&D expenses have become eligible for deduction from taxable income.

(2) Tax-exempt income consisted of interest on financial instruments and capital gains from long-term investments. The aforementioned financial instruments and long-term investments were held by the Company’s subsidiaries located in Hong Kong.

Combined effects of the income tax expense exemptions and reductions available

	For the year ended
	December 31,
	2018	2019	2020
Tax holiday effect	$5,097	$2,113	$(15,851)
Basic income/(loss) per share	$0.01	$0.01	$(0.04)

Deferred tax assets and liabilities

	As of December 31,
	2019	2020
Deferred tax assets:
Net operating loss carry forwards	$12,788	$49,349
Temporary non-deductible advertising cost carried forward	965	1,008
Accrued expenses	22,810	19,970
Accrued payroll expense	3,229	3,752
Provision for inventory impairment and credit losses of receivables	7,517	7,382
Provision for long-term investments	2,050	3,346
Total deferred tax assets	49,359	84,807
Deferred tax liabilities:
Depreciation of fixed assets	(4,925)	(4,339)
Others	(26)	—
Total deferred tax liabilities	(4,951)	(4,339)
Less: valuation allowance	(28,102)	(67,219)
Deferred tax assets, net	$16,306	$13,249

Movement of valuation allowance for net deferred tax assets

	For the Year Ended
	December 31,
	2018	2019	2020
Beginning balance	$16,186	$21,484	$28,102
Additions	6,852	8,305	37,882
Reversals	(779)	(1,339)	(709)
Foreign currency translation adjustment	(775)	(348)	1,944
Ending balance	$21,484	$28,102	$67,219